Business Combinations (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Summary of future consolidated results of operations

Six Months Ended
June 30,
2021
(Unaudited)
Total Operating Revenue	$369,698,137
Net Profit	$(173,796,294)
Net Loss Attributable to Non-controlling Interest	$(143,555,739)
Net Loss Attributable to Controlling Interest	$(30,240,555)

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
	(Unaudited)	(Unaudited)
Total Operating Revenue	$793,447,211	$615,487,335
Net Loss	$(259,282,984)	$(198,926,617)
Net Loss Attributable to Non-controlling Interest	$(214,167,745)	$(164,313,386)
Net Loss Attributable to Controlling Interest	$(45,115,239)	$(34,613,231)

P3 Llc
Business Acquisition [Line Items]
Summary of purchase consideration

Successor
December 31,
Foresight	2021
Equity	$80,300,733
Fair Value of Non-controlling Interest	1,807,427,576
Stock Compensation Pre-combination Services	26,313,476
Cash Consideration	18,405,083
Payment of P3 Health Group Holdings, LLC’s Transaction Costs	19,151,752
Total Purchase Consideration	$1,951,598,620

Successor
December 31,
2021
Foresight
Equity	$80,300,733
Fair Value of Non-controlling Interest	1,807,427,576
Stock Compensation Pre-combination Services	26,313,476
Cash Consideration	18,405,083
Payment of P3 Health Group Holdings, LLC’s Transaction Costs	19,151,752
Total Purchase Consideration	$1,951,598,620

Summary of purchase price allocation to assets and liabilities

Purchase Price Allocation	Amounts
Assets Acquired:
Cash	$5,300,842
Restricted Cash	54,095
Health Plan Settlement Receivables	47,733,033
Clinic Fees and Insurance Receivables, Net	426,064
Other Receivables	1,880,939
Prepaid Expenses and Other Current Assets	938,413
Property and Equipment, Net	7,875,234
Intangible Assets, Net:
Customer Relationships	684,000,000
Provider Network	3,700,000
Trademarks	147,700,000
Goodwill	1,278,452,778
Notes Receivable	3,734,012
Right of Use Assets	6,870,279
Total Assets Acquired	$2,188,665,689

Liabilities Assumed:
Accounts Payable and Accrued Expenses	$25,819,091
Accrued Payroll	2,868,664
Health Plans Settlements Payable	25,007,542
Claims Payable	76,031,460
Premium Deficiency Reserve	11,559,067
Accrued Interest	9,268,846
Current Portion of Long-Term Debt	301,443
Lease Liability	6,210,956
Long-Term Debt, Net of Current Portion	80,000,000
Total Liabilities Assumed	$237,067,069
Net Assets Acquired	$1,951,598,620

Assets Acquired:
Cash	$5,300,842
Restricted Cash	54,095
Health Plan Settlement Receivables	47,733,033
Clinic Fees and Insurance Receivables, Net	426,064
Other Receivables	1,880,939
Prepaid Expenses and Other Current Assets	938,413
Property and Equipment, Net	7,875,234
Intangible Assets, Net:
Customer Relationships	684,000,000
Provider Network	3,700,000
Trademarks	147,700,000
Goodwill	1,278,452,778
Notes Receivable, Net	3,734,012
Right of Use Assets	6,870,279
Total Assets Acquired	2,188,665,689

Liabilities Assumed:
Accounts Payable and Accrued Expenses	25,819,091
Accrued Payroll	2,868,664
Health Plans Settlements Payable	25,007,542
Claims Payable	76,031,460
Premium Deficiency Reserve	11,559,067
Accrued Interest	9,268,846
Current Portion of Long-Term Debt	301,443
Lease Liability	6,210,956
Long-Term Debt, Net of Current Portion	80,000,000
Total Liabilities Assumed	237,067,069
Net Assets Acquired	$1,951,598,620

Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition")
Business Acquisition [Line Items]
Summary of purchase price allocation to assets and liabilities

Purchase Price Allocation	Successor Period	Predecessor Period
Assets Acquired:
Cash	$20,547,337	$3,000
Restricted Cash	302,187	—
Health Plan Settlement Receivables	5,754,006	—
Clinic Fees and Insurance Receivables, Net	141,186	—
Other Receivables	726,378	—
Prepaid Expenses and Other Current Assets	1,189,575	—
Property and Equipment, Net	113,436	5,896
Intangible Assets, Net:
Customer Relationships	—	2,045,604
Pay or Contracts	4,700,271	—
Provider Network	1,100,000	—
Trademarks	900,000	—
Medical Licenses	700,000	—
Goodwill	31,297,438	2,934,500
Total Assets Acquired	$67,471,814	$4,989,000

Liabilities Assumed:
Accounts Payable and Accrued Expenses	$150,196	$—
Accrued Payroll	277,074	—
Health Plans Settlements Payable	133,149	—
Claims Payable	26,898,074	—
Total Liabilities Assumed	27,458,493	—
Net Assets Acquired	$40,013,321	$4,989,000

	Successor	Predecessor
	Period	Period
Assets Acquired:
Cash	$20,547,337	$3,000
Restricted Cash	302,187	—
Health Plan Settlement Receivables	5,754,006	—
Clinic Fees and Insurance Receivables, Net	141,186	—
Other Receivables	726,378	—
Prepaid Expenses and Other Current Assets	1,189,575	—
Property and Equipment, Net	113,436	5,896
Intangible Assets, Net:
Customer Relationships	—	2,045,604
Payor Contracts	4,700,271	—
Provider Network	1,100,000	—
Trademarks	900,000	—
Medical Licenses	700,000	—
Goodwill	31,297,438	2,934,500
Total Assets Acquired	67,471,814	4,989,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses	150,196	—
Accrued Payroll	277,074	—
Health Plans Settlements Payable	133,149	—
Claims Payable	26,898,074	—
Total Liabilities Assumed	27,458,493	—
Net Assets Acquired	$40,013,321	$4,989,000